Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Significant Accounting Policies [Line Items]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	March 31, 2024	September 30, 2023	March 31, 2023
Period Ended RMB: USD exchange rate	7.2203	7.2960	6.8676
Period Average RMB: USD exchange rate	7.2064	7.0533	6.9761

Schedule of Estimated Useful Lives of the Assets	Property, plant, and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10-50 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Land use rights	50 years